David W. Bernstein 212.813.8808 DavidBernstein@goodwinlaw.com	Goodwin Procter LLP The New York Times Building 620 Eighth Avenue New York, NY 10018 goodwinlaw.com +1 212 813 8800

January 6, 2017

Securities and Exchange Commission

100 F Street , NE

Washington, D.C. 20549

Re:	Lennar Corporation Amendment No. 3 to Registration Statement on Form S-4 File No. 333-214566

Ladies and Gentlemen:

With this letter we are filing on behalf of Lennar Corporation (the “Company”) Amendment No. 3 to Registration Statement No. 333-214566 (the “Registration Statement”). We also enclose a letter describing how the changes made in Amendment No. 3 respond to the comment about the Registration Statement made by the staff of the Division of Corporation Finance of the Securities and Exchange Commission in a letter dated January 5, 2017.

Please contact the undersigned at 212-813-8808, or Mark Sustana, the General Counsel of the Company, at 305-229-6584, with any questions or comments you may have regarding the materials that are being filed.

Very truly yours,

/s/ David W. Bernstein

David W. Bernstein